RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
On July 1, 2021, the Company entered into a Consulting and Strategic Advisory Services Agreement with Helios Consulting, LLC (Helios), a limited liability company owned by Jason Murray, the Company’s Chief Executive Officer and Chairman of its board of directors, and Mark Hancock, Executive Vice Chairman of its board of directors, (Helios Consulting Agreement) which automatically renewed for successive one-year terms. The Helios Consulting Agreement provides for a cash consulting fee of approximately $4,000 annually, paid in monthly installments, for consulting and strategic advisory services provided to the Company by Helios. For the years ended December 31, 2023, 2022, and 2021, the Company paid approximately $4,000, $4,000, and 2,333 (inclusive of approximately $150 paid to a subsidiary of Helios), respectively. As of December 31, 2023, the Company terminated the Helios Consulting Agreement.
2023 Related Party Transactions
On March 24, 2023, the Company entered into subscription agreements with Mr. Murray and Mr. Hancock, pursuant to which Mr. Murray and Mr. Hancock each purchased 10,000 shares of the Company’s common stock for a purchase price of $0.001 per share, in a private placement concurrent with the Company’s incorporation in the State of Delaware and in anticipation of effecting the reorganization on June 30, 2023.
RELATED PARTY TRANSACTIONS
On July 1, 2021, the Company entered into a Consulting and Strategic Advisory Services Agreement with Helios Consulting, LLC (Helios), a limited liability company owned by Jason Murray, the Company’s Chief Executive Officer and Chairman of its board of directors, and Mark Hancock, Executive Vice Chairman of its board of directors, (Helios Consulting Agreement) which automatically renewed for successive one-year terms. The Helios Consulting Agreement provided for a cash consulting fee of approximately $4,000 annually, paid in monthly installments, for consulting and strategic advisory services provided to the Company by Helios. For the three months ended June 30, 2024 and 2023, the Company paid $0 and $1,000 (inclusive of $0 and $38, respectively, paid to a subsidiary of Helios), respectively. For the six months ended June 30, 2024 and 2023, the Company paid $0 and $2,000 (inclusive of $0 and $75, respectively, paid to a subsidiary of Helios), respectively. As of December 31, 2023, the Company terminated the Helios Consulting Agreement.
On March 24, 2023, the Company entered into subscription agreements with Mr. Murray and Mr. Hancock, pursuant to which Mr. Murray and Mr. Hancock each purchased 10,000 shares of the Company’s common stock for a purchase price of $0.001 per share, in a private placement concurrent with the Company’s incorporation in the State of Delaware and in anticipation of effecting the reorganization on June 30, 2023.